INCOME/ (LOSS) PER SHARE - Computation of Basic and Diluted Net Income/(Loss) Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$ (56,582)	$ 13,129	$ 13,317
Adjusted net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net income/ (loss) per ordinary share -diluted	$ (56,582)	$ 13,129	$ 13,317
Denominator:
Weighted average number of shares used in calculating net income/ (loss) per ordinary share -basic	226,248,599	224,306,117	220,419,544
Weighted average number of shares used in calculating net income / (loss) per ordinary share -diluted	226,248,599	226,568,979	225,904,549
Net income / (loss) per ordinary share- basic	$ (0.25)	$ 0.06	$ 0.06
Net income / (loss) per ordinary share- diluted	$ (0.25)	$ 0.06	$ 0.06
Share options
Denominator:
Antidilutive net loss per share	858,441